Leases - Maturity Analysis of Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 401,074	¥ 395,952
Less: Future interest charges	(17,367)	(15,311)
Present value of finance lease commitments	383,707	380,641
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	76,068	82,237
Later than one year and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	181,334	178,977
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 143,672	¥ 134,738